Income tax and social contribution	12 Months Ended
Dec. 31, 2023
Income tax and social contribution [Abstract]
Income tax and social contribution	Income tax and social contribution
a.Reconciliation of the deferred income tax and social contribution

	Tax losses	Tax credit	Technological innovation(i)	Other temporary differences assets(ii)	Other temporary differences liability(iii)	Total

Deferred tax
On December 31, 2021	70,783	(187)	(427,239)	353,620	(1,267,975)	(1,270,998)
Included in the statement of income	(3,205)	(2,061)	(175,297)	190,982	(204,238)	(193,819)
On December 31, 2022	67,578	(2,248)	(602,536)	544,602	(1,472,213)	(1,464,817)
Included in the statement of income	(13,342)	(2,248)	(128,995)	(59,858)	(57,129)	(261,572)
Other(iv)	—	—	1,663	—	(8,505)	(6,842)
On December 31, 2023	54,236	(4,496)	(729,868)	484,744	(1,537,847)	(1,733,231)
Deferred tax asset						98,856
Deferred tax liability						1,832,087

(i)     Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the tax charges on the capitalized amount intangible assets.
(ii)     The main other assets temporary difference refers to expected credit losses (Note 8) and taxes and contributions (Note 17).
(iii)    The main other liability temporary difference refers to gain on the ownership of FIDC quotas, that will be realized only in the redemption of such quotas.
(iv)    The increase in other liability temporary difference refers mainly to deferred taxes recognized on allocations by the Netpos acquisition. More details in note 11.
Deferred tax assets are recognized for tax loss carry-forward to the extent that the realization of the related tax benefit through future taxable profits is probable. Tax losses do not have expiration date.
b.Reconciliation of the income tax and social contribution expense
PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for the years ended December 31, 2023, 2022 and 2021:

	For the year ended December 31,
	2023	2022	2021

Profit for the period before taxes	2,017,107	1,759,316	1,488,027
Statutory rate	34%	34%	34%
Expected income tax and social contribution	(685,816)	(598,167)	(505,929)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts	(1,826)	(3,806)	704
R&D and technological innovation benefit(i)	193,405	255,354	187,207
Taxation of income abroad and different tax rates(ii)	123,594	114,229	(800)
Unrecorded deferred taxes	(9,449)	(17,570)	(1,100)
Other additions (exclusions)	16,669	(4,588)	(1,825)
Income tax and social contribution expense	(363,423)	(254,548)	(321,743)
Effective rate	18%	14%	22%
Income tax and social contribution - current	(101,846)	(60,718)	(119,801)
Income tax and social contribution - deferred	(261,577)	(193,830)	(201,942)

(i)    Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by the PagSeguro Group on specific intangible assets, see note 13.
(ii)    Some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions, which differs from the Brazilian tax rate of 34% applied for the purpose of this note.